RESTATEMENT (Details 2) - USD ($)	1 Months Ended	3 Months Ended			9 Months Ended	12 Months Ended
	Sep. 28, 2018	Mar. 31, 2019	Sep. 30, 2018	Mar. 31, 2018	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITES
Net loss		$ (5,823,725)		$ (1,571,469)		$ (12,096,864)	$ (3,022,207)
Adjustments to reconcile net loss to net cash flows used in operating activities:
Depreciation		32,701		2,635		54,946	13,439
Allowance for doubtful accounts				(7,914)		(7,914)	7,914
Amortization of debt discount and deferred financing costs		66,711		(61,977)		835,849	106,676
Amortization of intangible assets		116				194
Change in fair value of derivative liability				869,129		975,902	(5,025)
Loss (gain) on conversion	$ 3,976,992
Changes in operating assets and liabilities:
Accounts receivable		30,440		39,769		9,329	(39,769)
Inventory		(7,448)		(99,252)		(174,624)	(156,289)
Other current assets		(85,438)		(29,601)		(477,937)	113,808
Accounts payable		454,845		(48,652)		316,174	(58,752)
Accrued expenses and other current liabilities		154,896		29,166		2,060,098	408,557
Net cash flows used in operating activities		(4,694,328)		(878,166)		(8,517,263)	(2,630,482)
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash from investing activities		(84,753)		(10,003)		(629,683)
CASH FLOWS FROM FINANCING ACTIVITIES
Net cash flows provided by financing activities		4,086,516		5,058,025		9,820,791	3,041,252
Increase in cash and cash equivalents		(692,565)		4,169,856		673,845	410,770
Cash and cash equivalent, beginning of period		1,129,863		456,018	$ 456,018	456,018	45,248
Cash and cash equivalents, end of period		$ 437,298		4,625,874		1,129,863	456,018
As Previously Reported [Member]
CASH FLOWS FROM OPERATING ACTIVITES
Net loss			$ (447,532)		(3,848,894)
Adjustments to reconcile net loss to net cash flows used in operating activities:
Depreciation					15,405
Allowance for doubtful accounts					(7,914)
Amortization of debt discount and deferred financing costs					907,891
Amortization of intangible assets					77
Change in fair value of derivative liability					952,971
Loss (gain) on conversion					3,976,992
Changes in operating assets and liabilities:
Accounts receivable					1,929
Inventory					(137,725)
Other current assets					(110,113)
Accounts payable					45,355
Accrued expenses and other current liabilities					1,515,384
Net cash flows used in operating activities					(4,642,626)
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash from investing activities					(185,780)
CASH FLOWS FROM FINANCING ACTIVITIES
Net cash flows provided by financing activities					4,884,593
Increase in cash and cash equivalents					56,187
Cash and cash equivalent, beginning of period				460,064	460,064	460,064
Cash and cash equivalents, end of period			516,251		516,251		460,064
As Restated [Member]
CASH FLOWS FROM OPERATING ACTIVITES
Net loss			(3,729,035)		(7,130,397)
Adjustments to reconcile net loss to net cash flows used in operating activities:
Depreciation					15,405
Allowance for doubtful accounts					(7,914)
Amortization of debt discount and deferred financing costs					145,123
Amortization of intangible assets					77
Change in fair value of derivative liability					975,902
Loss (gain) on conversion					44,348
Changes in operating assets and liabilities:
Accounts receivable					1,929
Inventory					(137,725)
Other current assets					(110,113)
Accounts payable					45,355
Accrued expenses and other current liabilities					1,515,384
Net cash flows used in operating activities					(4,642,626)
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash from investing activities					(185,780)
CASH FLOWS FROM FINANCING ACTIVITIES
Net cash flows provided by financing activities					4,884,593
Increase in cash and cash equivalents					56,187
Cash and cash equivalent, beginning of period				460,064	460,064	460,064
Cash and cash equivalents, end of period			516,251		516,251		460,064
Restatement [Member]
CASH FLOWS FROM OPERATING ACTIVITES
Net loss			3,281,503		3,281,503
Adjustments to reconcile net loss to net cash flows used in operating activities:
Depreciation
Allowance for doubtful accounts
Amortization of debt discount and deferred financing costs					762,768
Amortization of intangible assets
Change in fair value of derivative liability					(22,931)
Loss (gain) on conversion					(4,021,340)
Changes in operating assets and liabilities:
Accounts receivable
Inventory
Other current assets
Accounts payable
Accrued expenses and other current liabilities
Net cash flows used in operating activities
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash from investing activities
CASH FLOWS FROM FINANCING ACTIVITIES
Net cash flows provided by financing activities
Increase in cash and cash equivalents
Cash and cash equivalent, beginning of period
Cash and cash equivalents, end of period